Distribution Date:	04/18/22	JPMBB Commercial Mortgage Securities Trust 2014-C19
Determination Date:	04/11/22
Next Distribution Date:	05/17/22
Record Date:	03/31/22	Commercial Mortgage Pass-Through Certificates
Series 2014-C19

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	J.P. Morgan Chase Commercial Mortgage Securities Corp.
Certificate Factor Detail	3		Brian Baker	(212) 834-3813
Certificate Interest Reconciliation Detail	4		383 Madison Avenue, 8th Floor | New York, NY 10179 | United States
		Master Servicer	KeyBank National Association
Exchangeable Certificate Detail	5
			Andy Lindenman	(913) 317-4372
Additional Information	6
			11501 Outlook Street, Suite 300 | Overland Park, KS 66211 | United States
Bond / Collateral Reconciliation - Cash Flows	7	Special Servicer	Midland Loan Services
Bond / Collateral Reconciliation - Balances	8		askmidlandls.com	(913) 253-9000
Current Mortgage Loan and Property Stratification	9-13		A Division of PNC Bank, N.A., 10851 Mastin Street, Building 82 | Overland Park, KS 66210 | United States
Mortgage Loan Detail (Part 1)	14-15	Senior Trust Advisor	Pentalpha Surveillance LLC
Mortgage Loan Detail (Part 2)	16-17		Don Simon	(203) 660-6100
Principal Prepayment Detail	18		PO Box 4839 | Greenwich, CT 06831 | United States
Historical Detail	19	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Delinquency Loan Detail	20		Corporate Trust Services (CMBS)	cts.cmbs.bond.admin@wellsfargo.com;
Collateral Stratification and Historical Detail	21			trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 1	22
Specially Serviced Loan Detail - Part 2	23
Modified Loan Detail	24
Historical Liquidated Loan Detail	25
Historical Bond / Collateral Loss Reconciliation Detail	26
Interest Shortfall Detail - Collateral Level	27
Supplemental Notes	28

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	46641WAS6	1.266100%	67,211,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	46641WAT4	3.045600%	468,698,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	46641WAU1	3.669400%	112,365,000.00	30,900,018.53	12,669.75	94,487.11	0.00	0.00	107,156.86	30,887,348.78	55.79%	30.00%
A-4	46641WAV9	3.996500%	276,298,000.00	276,298,000.00	0.00	920,187.46	0.00	0.00	920,187.46	276,298,000.00	55.79%	30.00%
A-SB	46641WAW7	3.584100%	62,128,000.00	22,331,967.98	987,132.33	66,700.01	0.00	0.00	1,053,832.34	21,344,835.65	55.79%	30.00%
A-S	46641WAZ0	4.243200%	98,670,000.00	98,670,000.00	0.00	348,897.12	0.00	0.00	348,897.12	98,670,000.00	42.52%	23.00%
B	46641WBA4	4.394100%	89,860,000.00	89,860,000.00	0.00	329,044.85	0.00	0.00	329,044.85	89,860,000.00	30.43%	16.63%
C	46641WBB2	4.807014%	63,431,000.00	63,431,000.00	0.00	254,094.74	0.00	0.00	254,094.74	63,431,000.00	21.89%	12.13%
D	46641WAG2	4.807014%	65,193,000.00	65,193,000.00	0.00	261,153.04	0.00	0.00	261,153.04	65,193,000.00	13.12%	7.50%
E	46641WAJ6	4.000000%	31,715,000.00	31,715,000.00	0.00	105,716.67	0.00	0.00	105,716.67	31,715,000.00	8.85%	5.25%
F	46641WAL1	3.750000%	17,620,000.00	17,620,000.00	0.00	55,062.50	0.00	0.00	55,062.50	17,620,000.00	6.48%	4.00%
NR	46641WAN7	3.750000%	56,382,769.00	48,172,431.71	0.00	88,877.42	0.00	0.00	88,877.42	48,172,431.71	0.00%	0.00%
CSQ	46641WBD8	4.969400%	21,703,000.00	21,703,000.00	0.00	92,871.60	0.00	0.00	92,871.60	21,703,000.00	0.00%	0.00%
R	46641WAQ0	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,431,274,770.00	765,894,418.22	999,802.08	2,617,092.52	0.00	0.00	3,616,894.60	764,894,616.14

X-A	46641WAX5	0.798779%	1,085,370,000.00	428,199,986.51	0.00	285,030.97	0.00	0.00	285,030.97	427,200,184.43
X-B	46641WAY3	0.412914%	89,860,000.00	89,860,000.00	0.00	30,920.35	0.00	0.00	30,920.35	89,860,000.00
X-C	46641WAE7	0.975699%	105,717,769.00	97,507,431.71	0.00	79,281.62	0.00	0.00	79,281.62	97,507,431.71
Notional SubTotal			1,280,947,769.00	615,567,418.22	0.00	395,232.94	0.00	0.00	395,232.94	614,567,616.14

Deal Distribution Total					999,802.08	3,012,325.46	0.00	0.00	4,012,127.54

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 28

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	46641WAS6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	46641WAT4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	46641WAU1	274.99682757	0.11275531	0.84089450	0.00000000	0.00000000	0.00000000	0.00000000	0.95364980	274.88407226
A-4	46641WAV9	1,000.00000000	0.00000000	3.33041665	0.00000000	0.00000000	0.00000000	0.00000000	3.33041665	1,000.00000000
A-SB	46641WAW7	359.45093967	15.88868674	1.07359017	0.00000000	0.00000000	0.00000000	0.00000000	16.96227691	343.56225293
A-S	46641WAZ0	1,000.00000000	0.00000000	3.53600000	0.00000000	0.00000000	0.00000000	0.00000000	3.53600000	1,000.00000000
B	46641WBA4	1,000.00000000	0.00000000	3.66174994	0.00000000	0.00000000	0.00000000	0.00000000	3.66174994	1,000.00000000
C	46641WBB2	1,000.00000000	0.00000000	4.00584478	0.00000000	0.00000000	0.00000000	0.00000000	4.00584478	1,000.00000000
D	46641WAG2	1,000.00000000	0.00000000	4.00584480	0.00000000	0.00000000	0.00000000	0.00000000	4.00584480	1,000.00000000
E	46641WAJ6	1,000.00000000	0.00000000	3.33333344	0.00000000	0.00000000	0.00000000	0.00000000	3.33333344	1,000.00000000
F	46641WAL1	1,000.00000000	0.00000000	3.12500000	0.00000000	0.00000000	0.00000000	0.00000000	3.12500000	1,000.00000000
NR	46641WAN7	854.38215548	0.00000000	1.57632237	1.09362188	26.36715448	0.00000000	0.00000000	1.57632237	854.38215548
CSQ	46641WBD8	1,000.00000000	0.00000000	4.27920564	0.00000000	0.00000000	0.00000000	0.00000000	4.27920564	1,000.00000000
R	46641WAQ0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	46641WAX5	394.51982873	0.00000000	0.26261180	0.00000000	0.00000000	0.00000000	0.00000000	0.26261180	393.59866629
X-B	46641WAY3	1,000.00000000	0.00000000	0.34409470	0.00000000	0.00000000	0.00000000	0.00000000	0.34409470	1,000.00000000
X-C	46641WAE7	922.33720625	0.00000000	0.74993656	0.00000000	0.00000000	0.00000000	0.00000000	0.74993656	922.33720625

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 28

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	03/01/22 - 03/30/22	30	0.00	94,487.11	0.00	94,487.11	0.00	0.00	0.00	94,487.11	0.00
A-4	03/01/22 - 03/30/22	30	0.00	920,187.46	0.00	920,187.46	0.00	0.00	0.00	920,187.46	0.00
A-SB	03/01/22 - 03/30/22	30	0.00	66,700.01	0.00	66,700.01	0.00	0.00	0.00	66,700.01	0.00
X-A	03/01/22 - 03/30/22	30	0.00	285,030.97	0.00	285,030.97	0.00	0.00	0.00	285,030.97	0.00
X-B	03/01/22 - 03/30/22	30	0.00	30,920.35	0.00	30,920.35	0.00	0.00	0.00	30,920.35	0.00
X-C	03/01/22 - 03/30/22	30	0.00	79,281.62	0.00	79,281.62	0.00	0.00	0.00	79,281.62	0.00
A-S	03/01/22 - 03/30/22	30	0.00	348,897.12	0.00	348,897.12	0.00	0.00	0.00	348,897.12	0.00
B	03/01/22 - 03/30/22	30	0.00	329,044.85	0.00	329,044.85	0.00	0.00	0.00	329,044.85	0.00
C	03/01/22 - 03/30/22	30	0.00	254,094.74	0.00	254,094.74	0.00	0.00	0.00	254,094.74	0.00
D	03/01/22 - 03/30/22	30	0.00	261,153.04	0.00	261,153.04	0.00	0.00	0.00	261,153.04	0.00
E	03/01/22 - 03/30/22	30	0.00	105,716.67	0.00	105,716.67	0.00	0.00	0.00	105,716.67	0.00
F	03/01/22 - 03/30/22	30	0.00	55,062.50	0.00	55,062.50	0.00	0.00	0.00	55,062.50	0.00
NR	03/01/22 - 03/30/22	30	1,424,991.75	150,538.85	0.00	150,538.85	61,661.43	0.00	0.00	88,877.42	1,486,653.18
CSQ	03/01/22 - 03/31/22	31	0.00	92,871.60	0.00	92,871.60	0.00	0.00	0.00	92,871.60	0.00
Totals			1,424,991.75	3,073,986.89	0.00	3,073,986.89	61,661.43	0.00	0.00	3,012,325.46	1,486,653.18

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 28

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Interest
A-S (Cert)	46641WAZ0	4.243200%	98,670,000.00	98,670,000.00	0.00	348,897.12	0.00	0.00	348,897.12	98,670,000.00
A-S (EC)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	46641WBA4	4.394100%	89,860,000.00	89,860,000.00	0.00	329,044.85	0.00	0.00	329,044.85	89,860,000.00
B (EC)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	46641WBB2	4.807014%	63,431,000.00	63,431,000.00	0.00	254,094.74	0.00	0.00	254,094.74	63,431,000.00
C (EC)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			251,961,000.03	251,961,000.00	0.00	932,036.71	0.00	0.00	932,036.71	251,961,000.00

Exchangeable Certificate Details
EC	46641WBC0	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 28

		Additional Information

	Total Available Distribution Amount (1)	4,012,127.54
Specially Serviced Loan not Delinquent (2)
	Number of Outstanding Loans	3
	Aggregate Unpaid Principal Balance	20,571,948.13
(1)	The Available Distribution Amount includes any Prepayment Premiums.
(2)	Indicates loans in special servicing with a loan status of ‘0’, Current.

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 28

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,085,952.72	Master Servicing Fee	8,252.82
Interest Reductions due to Nonrecoverability Determination	(20,403.63)	Certificate Administrator Fee	2,176.42
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	329.76
ARD Interest	0.00	Senior Trust Advisor Fee	1,187.14
Net Prepayment Interest Excess / (Shortfall)	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,065,549.09	Total Fees	11,946.13

Principal		Expenses/Reimbursements
Scheduled Principal	999,802.08	Reimbursement for Interest on Advances	145.76
Unscheduled Principal Collections		ASER Amount	28,743.38
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	12,388.39
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	999,802.08	Total Expenses/Reimbursements	41,277.53

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,012,325.46
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	999,802.08
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	4,012,127.54
Total Funds Collected	4,065,351.17	Total Funds Distributed	4,065,351.20

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 28

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	744,191,418.22	744,191,418.22	Beginning Certificate Balance	765,894,418.22
(-) Scheduled Principal Collections	999,802.08	999,802.08	(-) Principal Distributions	999,802.08
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	743,191,616.14	743,191,616.14	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	767,224,337.04	767,224,337.04	Ending Certificate Balance	764,894,616.14
Ending Actual Collateral Balance	766,292,825.87	766,292,825.87

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.81%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 28

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	7	63,882,909.99	8.60%	23	4.9621	NAP	Defeased	7	63,882,909.99	8.60%	23	4.9621	NAP
$9,999,999 or less	23	125,135,016.44	16.84%	23	4.9184	1.705724	1.35 or less	11	137,924,329.08	18.56%	15	4.7614	0.699304
$10,000,000 to $19,999,999	7	93,479,866.25	12.58%	24	4.8887	1.864811	1.36 to 1.45	3	20,658,462.88	2.78%	22	4.9288	1.419680
$20,000,000 to $24,999,999	1	21,463,629.14	2.89%	144	4.9800	1.460000	1.46 to 1.55	3	38,643,225.58	5.20%	91	4.9850	1.489646
$25,000,000 to $49,999,999	5	168,495,306.09	22.67%	16	4.6806	1.299496	1.56 to 1.65	3	66,071,370.45	8.89%	24	4.6842	1.634847
$50,000,000 to 99,999,999	2	145,734,888.23	19.61%	23	4.5191	2.436639	1.66 to 1.80	4	86,220,560.27	11.60%	24	4.8702	1.682858
$100,000,000 or Greater	1	125,000,000.00	16.82%	24	4.2170	3.760000	1.81 to 2.00	3	22,044,321.13	2.97%	23	4.8771	1.875233
Totals	46	743,191,616.14	100.00%	25	4.6700	2.093606	2.01 to 2.25	4	29,439,211.47	3.96%	22	4.6233	2.167856
							2.26 or Greater	8	278,307,225.29	37.45%	23	4.4178	3.311273
							Totals	46	743,191,616.14	100.00%	25	4.6700	2.093606
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 28

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³
	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹
Defeased	7	63,882,909.99	8.60%	23	4.9621	NAP
							Defeased	7	63,882,909.99	8.60%	23	4.9621	NAP
Alabama	1	11,100,000.00	1.49%	24	4.5720	1.650000
							Lodging	7	99,265,084.44	13.36%	23	4.9013	0.642636
California	7	245,085,984.94	32.98%	23	4.5617	2.505124
							Multi-Family	22	27,361,640.28	3.68%	24	4.8286	1.699878
Connecticut	1	5,026,688.43	0.68%	25	4.9800	1.210000
							Office	8	70,296,685.62	9.46%	24	4.8679	2.242384
Florida	2	15,581,467.23	2.10%	23	5.0412	1.529786
							Retail	22	477,835,428.22	64.30%	26	4.5421	2.466549
Illinois	23	29,842,086.29	4.02%	22	4.7831	1.715392
							Self Storage	2	4,549,867.57	0.61%	23	4.9426	3.654502
Indiana	3	47,151,498.97	6.34%	0	4.4940	1.251135
							Totals	68	743,191,616.14	100.00%	25	4.6700	2.093606
Louisiana	1	33,000,000.00	4.44%	24	4.5720	1.650000
Maryland	1	89,649,350.64	12.06%	22	4.2880	2.910000
Massachusetts	1	2,608,696.00	0.35%	20	4.6360	1.860000
Michigan	4	19,429,064.92	2.61%	24	4.9715	1.729253
Nevada	1	3,337,904.25	0.45%	23	4.9000	4.110000
New Jersey	2	19,094,260.91	2.57%	23	5.0094	2.447483
North Carolina	3	17,071,863.06	2.30%	24	4.7831	3.520525
Ohio	2	17,216,641.96	2.32%	24	4.8751	1.648819
Pennsylvania	3	54,188,583.05	7.29%	24	4.9123	1.636866
South Carolina	1	7,994,597.62	1.08%	24	5.0830	(0.410000)
Texas	2	10,471,112.69	1.41%	20	4.6562	1.489055
Utah	1	19,795,276.03	2.66%	24	4.7900	1.660000
Virginia	1	21,463,629.14	2.89%	144	4.9800	1.460000
Washington, DC	1	10,200,000.00	1.37%	24	4.6940	2.240000
Totals	68	743,191,616.14	100.00%	25	4.6700	2.093606

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 28

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	7	63,882,909.99	8.60%	23	4.9621	NAP	Defeased	7	63,882,909.99	8.60%	23	4.9621	NAP
	4.40000% or less	3	245,987,493.05	33.10%	19	4.2397	3.135549	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.40001% to 4.60000%	5	65,421,170.40	8.80%	23	4.5477	2.249630	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.60001% to 4.80000%	9	112,623,807.42	15.15%	23	4.7614	1.070858	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.80001% to 5.00000%	9	143,281,133.05	19.28%	42	4.9160	1.673673	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	5.00001% to 5.20000%	11	101,929,853.13	13.72%	23	5.0928	1.664036	49 months or greater	39	679,308,706.15	91.40%	25	4.6425	2.153906
	5.20001% to 5.40000%	2	10,065,249.10	1.35%	23	5.3210	1.456815	Totals	46	743,191,616.14	100.00%	25	4.6700	2.093606
	5.40001% to 5.60000%	0	0.00	0.00%	0	0.0000	0.000000
	5.60001 or Greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	46	743,191,616.14	100.00%	25	4.6700	2.093606
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 28

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	7	63,882,909.99	8.60%	23	4.9621	NAP	Defeased	7	63,882,909.99	8.60%	23	4.9621	NAP
	60 months or less	38	657,845,077.01	88.52%	22	4.6315	2.176546	Interest Only	8	290,688,046.64	39.11%	23	4.3312	3.102703
	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000	239 Months or Less	5	24,449,950.81	3.29%	24	5.1291	1.369492
	Totals	45	721,727,987.00	97.11%	22	4.6608	2.112449	240 to 299 Months	25	342,707,079.56	46.11%	20	4.8508	1.448548
								300 Months or Greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	45	721,727,987.00	97.11%	22	4.6608	2.112449
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 28

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	7	63,882,909.99	8.60%	23	4.9621	NAP	238 months or less	1	21,463,629.14	2.89%	144	4.9800	1.460000
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000	239 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	12 Months or Less	31	570,050,210.96	76.70%	28	4.6522	2.278030	Totals	1	21,463,629.14	2.89%	144	4.9800	1.460000
	13 to 24 Months	6	73,337,270.59	9.87%	24	4.7271	1.619743
	25 Months or Greater	2	35,921,224.60	4.83%	(7)	4.3168	1.274690
	Totals	46	743,191,616.14	100.00%	25	4.6700	2.093606
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 28

						Mortgage Loan Detail (Part 1)

			Prop									Original Adjusted		Beginning	Ending	Paid
			Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	Loan Group	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	10086250	1	RT	Orange	CA	Actual/360	4.217%	453,913.19	0.00	0.00	N/A	04/01/24	--	125,000,000.00	125,000,000.00	04/01/22
4	10086252	1	RT	Hanover	MD	Actual/360	4.288%	331,025.25	0.00	0.00	N/A	02/06/24	--	89,649,350.64	89,649,350.64	04/06/22
6	10086254	1	RT	Various	Various	Actual/360	4.888%	236,548.91	107,969.26	0.00	N/A	04/01/24	--	56,193,506.85	56,085,537.59	04/05/22
8	10086256	1	RT	Park Ridge	IL	Actual/360	4.420%	34,749.79	0.00	0.00	12/01/23	12/01/26	--	9,130,000.00	9,130,000.00	04/01/22
9	10086257	1	RT	Frisco	TX	Actual/360	4.679%	33,407.79	11,603.95	0.00	12/01/23	12/01/26	--	8,291,546.24	8,279,942.29	04/01/22
10	10086258	1	RT	Westampton	NJ	Actual/360	4.678%	19,922.87	0.00	0.00	12/01/23	12/01/26	--	4,945,225.75	4,945,225.75	04/01/22
11	10086259	1	RT	OFallon	IL	Actual/360	4.709%	14,353.10	7,140.91	0.00	12/01/23	12/01/26	--	3,539,630.78	3,532,489.87	04/01/22
13	10086261	1	RT	Chelmsford	MA	Actual/360	4.636%	10,414.20	0.00	0.00	12/01/23	12/01/26	--	2,608,696.00	2,608,696.00	04/01/22
14	10086262	1	RT	Houston	TX	Actual/360	4.570%	8,640.44	4,466.77	0.00	12/01/23	12/01/26	--	2,195,637.17	2,191,170.40	04/01/22
15	10086263	1	RT	Various	Various	Actual/360	4.572%	173,621.70	0.00	0.00	N/A	04/01/24	--	44,100,000.00	44,100,000.00	04/01/22
16	10086264	1	RT	Rancho Cucamonga	CA	Actual/360	5.076%	153,096.81	66,607.08	0.00	N/A	01/06/24	--	35,025,579.00	34,958,971.92	04/06/22
18	10086266	1	RT	Centreville	VA	Actual/360	4.980%	92,940.75	209,300.40	0.00	N/A	04/01/34	--	21,672,929.54	21,463,629.14	04/01/22
19	10086267	1	RT	Muncie	IN	Actual/360	4.192%	113,367.02	67,396.61	0.00	N/A	04/01/21	--	31,405,539.02	31,338,142.41	12/01/20
20	10086268	1	LO	Garden Grove	CA	Actual/360	4.790%	126,518.49	51,662.27	0.00	N/A	04/06/24	--	30,673,214.85	30,621,552.58	04/06/22
21	10086269	1	LO	Anaheim	CA	Actual/360	4.787%	113,442.75	43,721.21	0.00	02/01/24	02/01/29	--	27,520,360.39	27,476,639.18	03/01/22
26	10082630	1	OF	Lehi	UT	Actual/360	4.790%	81,809.74	38,724.31	0.00	N/A	04/01/24	--	19,834,000.34	19,795,276.03	04/01/22
28	10086275	1	OF	Warrenville	IL	Actual/360	4.978%	73,830.29	32,616.65	0.00	N/A	04/01/24	--	17,225,193.65	17,192,577.00	04/01/22
30	10082628	1	IN	Roseville	CA	Actual/360	5.000%	75,643.21	22,746.55	0.00	N/A	04/01/24	--	17,568,745.68	17,545,999.13	04/01/22
31	10086277	1	LO	Fresno	CA	Actual/360	4.954%	67,971.10	30,287.44	0.00	N/A	04/01/24	--	15,933,422.70	15,903,135.26	04/01/22
33	10086279	1	OF	Hamilton	NJ	Actual/360	5.125%	62,558.04	26,193.34	0.00	N/A	04/06/24	--	14,175,228.50	14,149,035.16	04/06/22
35	10086281	1	MF	Various	IL	Actual/360	4.810%	47,556.88	20,728.22	0.00	N/A	04/06/24	--	11,481,777.57	11,461,049.35	04/06/22
36	10084018	1	RT	Inverness	FL	Actual/360	4.950%	47,979.45	21,410.65	0.00	N/A	04/01/24	--	11,256,175.87	11,234,765.22	04/01/22
37	10086282	1	MF	Dublin	OH	Actual/360	4.867%	45,084.34	20,741.64	0.00	N/A	04/06/24	--	10,757,346.87	10,736,605.23	04/06/22
40	10086285	1	OF	Washington	DC	Actual/360	4.694%	41,228.97	0.00	0.00	04/01/24	06/01/25	--	10,200,000.00	10,200,000.00	04/01/22
41	10086286	1	OF	Charlotte	NC	Actual/360	4.552%	27,438.44	0.00	0.00	N/A	04/06/24	--	7,000,000.00	7,000,000.00	04/06/22
42	10086287	1	OF	Charlotte	NC	Actual/360	4.552%	11,759.33	0.00	0.00	N/A	04/06/24	--	3,000,000.00	3,000,000.00	04/06/22
43	10086288	1	RT	Denver	CO	Actual/360	5.183%	38,326.93	13,735.95	0.00	N/A	01/06/24	--	8,588,266.54	8,574,530.59	04/06/22
44	10086289	1	RT	Anderson	IN	Actual/360	4.998%	34,644.79	17,933.34	0.00	N/A	04/06/24	--	8,049,751.92	8,031,818.58	04/06/22

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 28

						Mortgage Loan Detail (Part 1)

			Prop									Original Adjusted		Beginning	Ending	Paid
			Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	Loan Group	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
46	10086291	1	LO	Rock Hill	SC	Actual/360	5.083%	35,058.29	15,013.79	0.00	N/A	04/06/24	--	8,009,611.41	7,994,597.62	08/06/21
47	10086292	1	RT	Rochester Hills	MI	Actual/360	5.020%	35,285.93	14,214.17	0.00	N/A	04/06/24	--	8,162,790.42	8,148,576.25	04/01/22
48	10086293	1	LO	Noblesville	IN	Actual/360	5.190%	34,840.67	14,249.48	0.00	N/A	04/06/24	--	7,795,787.46	7,781,537.98	04/06/22
51	10086296	1	RT	Whiteville	NC	Actual/360	5.110%	31,175.91	13,124.59	0.00	N/A	04/06/24	--	7,084,987.65	7,071,863.06	04/06/22
52	10081368	1	MF	Baltimore	MD	Actual/360	5.180%	29,521.13	12,117.45	0.00	N/A	04/01/24	--	6,618,263.03	6,606,145.58	04/01/22
53	10086297	1	OF	Sacramento	CA	Actual/360	5.081%	28,922.94	10,627.21	0.00	N/A	03/06/24	--	6,610,495.11	6,599,867.90	04/06/22
54	10086298	1	RT	Chicago	IL	Actual/360	5.354%	26,440.68	15,939.33	0.00	N/A	04/01/24	--	5,734,486.42	5,718,547.09	04/01/22
56	10086300	1	LO	Romulus	MI	Actual/360	5.060%	21,473.13	23,629.55	0.00	N/A	04/06/24	--	4,928,169.18	4,904,539.63	04/06/22
57	10086301	1	MF	Canton	MI	Actual/360	4.790%	21,341.67	10,101.99	0.00	N/A	04/06/24	--	5,174,087.71	5,163,985.72	04/06/22
58	10086302	1	MF	Gallatin	TN	Actual/360	4.657%	21,111.90	9,129.01	0.00	N/A	03/06/24	--	5,264,558.16	5,255,429.15	04/06/22
59	10083658	1	OF	Glastonbury	CT	Actual/360	4.980%	21,596.72	9,468.08	0.00	N/A	05/01/24	--	5,036,156.51	5,026,688.43	04/01/22
61	10086304	1	LO	Bloomsburg	PA	Actual/360	5.170%	0.00	0.00	0.00	N/A	04/06/24	--	4,583,082.19	4,583,082.19	12/06/19
62	10086305	1	MF	Cookeville	TN	Actual/360	4.657%	19,454.65	8,412.40	0.00	N/A	03/06/24	--	4,851,299.35	4,842,886.95	04/06/22
63	10086306	1	OF	Mountain View	CA	Actual/360	5.060%	19,751.69	7,273.04	0.00	N/A	04/06/24	--	4,533,091.14	4,525,818.10	04/06/22
64	10086307	1	RT	Gulf Breeze	FL	Actual/360	5.277%	19,782.69	6,803.42	0.00	N/A	02/06/24	--	4,353,505.43	4,346,702.01	04/06/22
66	10086308	1	MF	Dickson	TN	Actual/360	4.657%	15,527.70	6,714.33	0.00	N/A	03/06/24	--	3,872,055.92	3,865,341.59	04/06/22
67	10086309	1	SS	Reno	NV	Actual/360	4.900%	14,102.97	4,472.47	0.00	N/A	03/06/24	--	3,342,376.72	3,337,904.25	04/06/22
69	10086311	1	SS	Commerce Township	MI	Actual/360	5.060%	5,296.15	3,525.22	0.00	N/A	03/06/24	--	1,215,488.54	1,211,963.32	04/06/22
Totals								2,972,479.39	999,802.08	0.00				744,191,418.22	743,191,616.14
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse			MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail			SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office			MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 15 of 28

					Mortgage Loan Detail (Part 2)

				Most Recent Most Recent Appraisal							Cumulative	Current
		Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Loan Group	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	1	35,834,350.08	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4	1	50,169,080.81	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6	1	14,802,658.86	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8	1	0.00	626,313.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
9	1	0.00	584,096.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
10	1	0.00	395,626.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
11	1	0.00	359,282.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
13	1	0.00	172,439.43	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
14	1	0.00	224,254.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
15	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16	1	6,701,079.08	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1	7,394,266.48	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1	0.00	3,342,216.80	10/01/18	09/30/19	09/13/21	7,972,154.19	424,785.36	151,747.11	2,465,213.81	646,497.28	0.00
20	1	2,527,840.45	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1	0.00	(1,175,608.00)	01/01/21	06/30/21	--	0.00	0.00	156,990.95	156,990.95	0.00	0.00
26	1	0.00	2,614,190.10	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
30	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
31	1	2,004,460.83	2,575,046.47	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
33	1	2,953,819.20	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
35	1	0.00	1,339,439.08	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
36	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
37	1	0.00	673,197.98	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
40	1	1,096,777.64	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
41	1	0.00	1,773,001.48	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
42	1	427,399.75	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
43	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
44	1	0.00	558,587.70	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 28

					Mortgage Loan Detail (Part 2)

				Most Recent Most Recent Appraisal							Cumulative	Current
		Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Loan Group	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
46	1	(188,145.00)	0.00	--	--	03/11/22	0.00	89,385.16	50,002.42	205,052.55	28,901.15	0.00
47	1	1,031,482.54	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
48	1	0.00	632,513.26	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
51	1	691,102.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
52	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
53	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
54	1	850,663.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
56	1	0.00	652,922.63	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
57	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
58	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
59	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
61	1	0.00	600,148.98	10/01/18	09/30/19	10/12/21	436,319.59	5,136.74	(39.86)	147,377.19	46,226.99	0.00
62	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
63	1	20,692.02	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
64	1	0.00	514,576.58	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
66	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
67	1	928,299.49	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
69	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals		127,245,827.23	16,462,243.49				8,408,473.78	519,307.26	358,700.62	2,974,634.50	721,625.42	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 17 of 28

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 18 of 28

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
04/18/22	0	0.00	0	0.00	2	12,577,679.81	1	31,338,142.41	0	0.00	0	0.00	0	0.00	0	0.00	4.670001%	4.651668%	25
03/17/22	0	0.00	0	0.00	2	12,592,693.60	1	31,405,539.02	0	0.00	0	0.00	0	0.00	0	0.00	4.670312%	4.651980%	26
02/17/22	0	0.00	0	0.00	2	12,611,027.64	2	31,483,651.95	0	0.00	0	0.00	1	17,500.00	1	6,152,191.80	4.670680%	4.652348%	27
01/18/22	0	0.00	0	0.00	3	18,825,088.47	2	37,732,293.83	0	0.00	0	0.00	0	0.00	0	0.00	4.672466%	4.654198%	28
12/17/21	0	0.00	0	0.00	3	18,869,270.02	2	37,828,380.37	0	0.00	0	0.00	0	0.00	0	0.00	4.672773%	4.654505%	29
11/18/21	0	0.00	0	0.00	3	18,915,239.64	2	37,928,618.63	0	0.00	0	0.00	0	0.00	0	0.00	4.673097%	4.654829%	30
10/18/21	0	0.00	0	0.00	4	24,775,496.12	2	38,023,965.51	0	0.00	0	0.00	0	0.00	0	0.00	4.673399%	4.655132%	31
09/17/21	0	0.00	0	0.00	4	24,837,452.05	2	38,123,490.59	0	0.00	0	0.00	0	0.00	0	0.00	4.673718%	4.655452%	32
08/17/21	0	0.00	0	0.00	4	24,896,289.64	2	38,218,103.30	0	0.00	0	0.00	0	0.00	0	0.00	4.674016%	4.655750%	33
07/16/21	0	0.00	0	0.00	4	24,954,873.01	1	31,954,033.42	0	0.00	0	0.00	0	0.00	0	0.00	4.674311%	4.656046%	34
06/17/21	0	0.00	0	0.00	4	25,016,078.67	1	32,022,930.28	0	0.00	0	0.00	0	0.00	0	0.00	4.674624%	4.656359%	36
05/17/21	0	0.00	0	0.00	4	25,074,144.32	1	32,087,863.85	0	0.00	0	0.00	0	0.00	0	0.00	4.683394%	4.665231%	36
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 19 of 28

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
19	10086267	12/01/20	15	5	151,747.11	2,465,213.81	674,580.88	32,423,883.58	02/21/20	13		04/13/20
21	10086269	03/01/22	0	B	156,990.95	156,990.95	0.00	27,520,360.39
46	10086291	08/06/21	7	3	50,002.42	205,052.55	180,041.04	8,177,510.08	06/02/20	3	07/23/21
61	10086304	12/06/19	27	3	(39.86)	147,377.19	439,308.47	4,654,613.02	01/17/20	13
Totals					358,700.62	2,974,634.50	1,293,930.39	72,776,367.07
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 20 of 28

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		31,338,142	0	0		31,338,142
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		616,998,993	604,421,313	12,577,680		0
25 - 36 Months		5,026,688	5,026,688	0		0
37 - 48 Months		10,200,000	10,200,000	0		0
49 - 60 Months		30,687,524	30,687,524	0		0
> 60 Months		48,940,268	48,940,268	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Apr-22	743,191,616	699,275,794	0	0	43,915,822	0
Mar-22	744,191,418	700,193,186	0	0	43,998,233	0
Feb-22	745,377,627	701,282,947	0	0	44,094,680	0
Jan-22	752,567,398	702,191,784	0	0	50,375,614	0
Dec-21	753,583,177	703,096,749	0	0	50,486,428	0
Nov-21	754,659,465	704,056,998	0	0	50,602,467	0
Oct-21	755,666,423	699,137,558	0	0	56,528,865	0
Sep-21	756,734,210	700,073,794	0	0	56,660,416	0
Aug-21	757,732,420	700,947,513	0	0	56,784,906	0
Jul-21	758,726,421	701,817,515	0	0	56,908,906	0
Jun-21	759,781,721	702,742,712	0	0	57,039,009	0
May-21	770,947,696	713,785,688	0	0	57,162,008	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 21 of 28

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
19	10086267	31,338,142.41	32,423,883.58	73,000,000.00	02/26/14	2,800,447.80	1.29000	09/30/19	04/01/21	263
46	10086291	7,994,597.62	8,177,510.08	11,700,000.00	11/01/21	(245,210.00)	(0.41000)	12/31/21	04/06/24	263
48	10086293	7,781,537.98	7,781,537.98	13,200,000.00	02/17/14	534,545.82	0.91000	06/30/21	04/06/24	263
51	10086296	7,071,863.06	7,071,863.08	9,500,000.00	02/08/22	604,277.00	1.14000	12/31/21	04/06/24	263
54	10086298	5,718,547.09	5,718,547.09	13,000,000.00	11/05/20	764,188.00	1.50000	12/31/21	04/01/24	203
61	10086304	4,583,082.19	4,654,613.02	5,300,000.00	08/14/21	536,544.98	1.17000	09/30/19	04/06/24	143
Totals		64,487,770.35	65,827,954.83	125,700,000.00		4,994,793.60

© 2021 Computershare. All rights reserved. Confidential.										Page 22 of 28

					Specially Serviced Loan Detail - Part 2
				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
19	10086267	RT	IN	02/21/20	13
	Please refer to Servicer Reports for comments as they are too lengthy to include for this cycle.

46	10086291	LO	SC	06/02/20	3
	Please refer to Servicer Reports for comments as they are too lengthy to include for this cycle.

48	10086293	LO	IN	09/23/21	1
	Please refer to Servicer Reports for comments as they are too lengthy to include for this cycle.

51	10086296	RT	NC	06/03/20	13
	Please refer to Servicer Reports for comments as they are too lengthy to include for this cycle.

54	10086298	RT	IL	08/13/20	1
	Please refer to Servicer Reports for comments as they are too lengthy to include for this cycle.

61	10086304	LO	PA	01/17/20	13
	Please refer to Servicer Reports for comments as they are too lengthy to include for this cycle.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 23 of 28

Modified Loan Detail

		Pre-Modification		Post-Modification			Modification	Modification
					Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number				Code¹	Date	Date	Date
No modified loans this period
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.								Page 24 of 28

					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
7	10086255	03/15/19	8,663,071.42	16,200,000.00	289,056.50	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
12	10086260	03/15/19	3,128,563.39	6,400,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
32	10086278	07/17/19	15,390,212.91	22,350,000.00	16,062,419.81	672,206.90	16,062,419.81	15,390,212.91	0.00	0.00	15,600.34	(15,600.34)	0.09%
39	10086284	09/17/19	8,032,513.77	4,400,000.00	1,982,314.77	1,363,020.04	1,982,310.46	619,290.42	7,413,223.35	0.00	(802,643.86)	8,215,867.21	71.13%
50	10086295	02/17/22	6,181,768.63	7,600,000.00	7,752,372.60	1,570,603.97	7,752,372.60	6,181,768.63	0.00	0.00	0.00	0.00	0.00%
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			41,396,130.12	56,950,000.00	26,086,163.68	3,605,830.91	25,797,102.87	22,191,271.96	7,413,223.35	0.00	(787,043.52)	8,200,266.87

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.													Page 25 of 28

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	12/17/19	0.00	10,071.34	0.00	0.00	0.00	0.00	0.00	0.00	0.00
7	10086255	03/25/19	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
12	10086260	03/25/19	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
32	10086278	06/17/20	0.00	0.00	(15,600.34)	0.00	0.00	(5,529.00)	0.00	0.00	(5,529.00)
		07/25/19	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
39	10086284	10/19/20	0.00	0.00	8,215,867.21	0.00	0.00	(242,105.45)	0.00	0.00	8,215,867.21
		06/17/20	0.00	0.00	8,457,972.66	0.00	0.00	6,109.55	0.00	0.00
		03/17/20	0.00	0.00	8,451,863.11	0.00	0.00	15,096.00	0.00	0.00
		02/18/20	0.00	0.00	8,436,767.11	0.00	0.00	(7,646.20)	0.00	0.00
		01/17/20	0.00	0.00	8,444,413.31	0.00	0.00	440.00	0.00	0.00
		12/17/19	0.00	0.00	8,443,973.31	0.00	0.00	(88,308.04)	0.00	0.00
		11/18/19	0.00	0.00	8,532,281.35	0.00	0.00	559,529.00	0.00	0.00
		10/18/19	0.00	0.00	7,972,752.35	0.00	0.00	559,529.00	0.00	0.00
		09/17/19	0.00	0.00	7,413,223.35	0.00	0.00	7,413,223.35	0.00	0.00
50	10086295	02/17/22	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	10,071.34	8,200,266.87	0.00	0.00	8,210,338.21	0.00	0.00	8,210,338.21

© 2021 Computershare. All rights reserved. Confidential.											Page 26 of 28

				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
19	0.00	0.00	6,760.91	0.00	0.00	28,743.38	0.00	0.00	0.00	0.00	0.00	0.00
46	0.00	0.00	1,728.07	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
48	0.00	0.00	1,678.26	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
51	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	145.76	0.00	0.00	0.00
54	0.00	0.00	1,234.51	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
61	0.00	0.00	986.64	0.00	0.00	0.00	0.00	20,403.63	0.00	0.00	0.00	0.00
Total	0.00	0.00	12,388.39	0.00	0.00	28,743.38	0.00	20,403.63	145.76	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		61,681.16

© 2021 Computershare. All rights reserved. Confidential.												Page 27 of 28

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 28 of 28